RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of group leases
The Group leases several assets including office property, residential property, ships and ship equipment which are disclosed as right-of-use assets.

	Office and residential property	Ships	Ships equipment	Total
	US$’000	US$’000	US$’000	US$’000

Cost:
Balance at 1 January 2022	2,896	95,887	476	99,259
Additions	898	48,829	39	49,766
Transfer to ships, property, plant and equipment (Note 12)	-	(23,436)	-	(23,436)
Derecognition of right-of-use asset	(405)	-	-	(405)
Effect of foreign currency exchange differences	(48)	-	-	(48)
Balance at 31 December 2022	3,341	121,280	515	125,136
Additions	3,272	62,600	83	65,955
Transfer to ships, property, plant and equipment (Note 12) (2)	-	(44,452)	-	(44,452)
Acquisition of subsidiaries (Note 37)	80	-	-	80
Adjustment (1)	(2,710)	-	(144)	(2,854)
Effect of foreign currency exchange differences	11	-	-	11
Balance at 31 December 2023	3,994	139,428	454	143,876

Accumulated depreciation:
Balance at 1 January 2022	2,097	63,633	218	65,948
Depreciation	889	35,547	129	36,565
Transfer to ships, property, plant and equipment (Note 12)	-	(4,809)	-	(4,809)
Derecognition of right-of-use asset	(405)	-	-	(405)
Effect of foreign currency exchange differences	(31)	-	-	(31)
Balance at 31 December 2022	2,550	94,371	347	97,268
Depreciation	1,695	30,229	114	32,038
Transfer to ships, property, plant and equipment (Note 12) (2)	-	(19,703)	-	(19,703)
Derecognition of right-of-use asset	-	393	-	393
Adjustment (1)	(2,708)	-	(100)	(2,808)
Effect of foreign currency exchange differences	8	-	-	8
Balance at 31 December 2023	1,545	105,290	361	107,196

Accumulated impairment:
Balance at 1 January 2022	-	844	-	844
Impairment loss	-	985	-	985
Balance at 31 December 2022	-	1,829	-	1,829
Derecognition of right-of-use asset	-	(393)	-	(393)
Balance at 31 December 2023	-	1,436	-	1,436

Carrying amount:
At 31 December 2023	2,449	32,702	93	35,244
At 31 December 2022	791	25,080	168	26,039

(1)
Refers to lease modification during the period.
(2)
Purchase option on vessel was exercised during the year.